18 Trade payables, net (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
TradeAndOtherPayablesLineItems [Line Items]
Trade payables	R$ 5,058	R$ 9,770
Product suppliers [member]
TradeAndOtherPayablesLineItems [Line Items]
Trade payables	5,450	9,607
Service suppliers [member]
TradeAndOtherPayablesLineItems [Line Items]
Trade payables	96	573
Bonuses from suppliers [member]
TradeAndOtherPayablesLineItems [Line Items]
Trade payables	R$ (488)	R$ (410)